Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Bond	Dec. 31, 2013 USD ($)
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 6,767,000	$ 4,584,000	$ 3,793,000
Liability reserve for insurance claims	45,911,000	$ 42,552,000
Outstanding letters of credit	46,263,000
Surety bonds	326,516,000
Balance of top 5 surety bonds	$ 88,887,000
Group of bonds, amount | Bond		5
Percentage of top 5 surety bonds	27.00%
Loan to affiliate			3,402,000
Purchase commitments for property, plant and equipment	$ 165,820,000
Capital expenditures	$ 116,681,000	$ 34,135,000	15,839,000
Percentage of employees represented in labor union	10.00%
Magnesia Specialties
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Capital Addition Purchase Commitments
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 70,431,000
Energy And Service Contracts
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 95,389,000
Revolving Line Of Credit Expires In July 2013
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations		25,000,000
Revolving Line Of Credit Expires In August 2015
Commitments and Contingencies [Line Items]
Line of credit maturity period	2018-02
Loan Due May 2016
Commitments and Contingencies [Line Items]
Loan to affiliate			$ 3,402,000
Interest-Only Note Due December 29, 2016
Commitments and Contingencies [Line Items]
Due from affiliate	$ 6,000,000
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Outstanding letters of credit	$ 2,507,000	$ 2,507,000